Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense of Intangibles (Detail) $ in Thousands	Jun. 30, 2017 USD ($)
Finite Lived Intangible Assets [Line Items]
Net Carrying Value	$ 3,290
Purchased Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Remainder of 2018	128
2019	170
2020	170
2021	170
2022	170
Thereafter	740
Net Carrying Value	1,548
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Remainder of 2018	367
2019	478
2020	478
2021	221
2022	198
Net Carrying Value	$ 1,742